Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000216959 | U.S. Treasury Note 3.88 08/15/2034
Holdings [Line Items]
Percent of Net Asset Value	6.08%
C000216959 | U.S. Treasury Note 4.62 02/15/2035
Holdings [Line Items]
Percent of Net Asset Value	2.56%
C000216959 | RCO X Mortgage LLC 2025-5 2025-5
Holdings [Line Items]
Percent of Net Asset Value	1.03%
C000216959 | U.S. Treasury Bond 4.25 05/15/2035
Holdings [Line Items]
Percent of Net Asset Value	0.85%
C000216959 | RCO IX Mortgage LLC 2025-4 2025-4
Holdings [Line Items]
Percent of Net Asset Value	0.84%
C000216959 | Center Street Lending Resi-Investor ABS Mortgage Trust 2026-RTL1 2026-RTL1
Holdings [Line Items]
Percent of Net Asset Value	0.81%
C000216959 | INTOWN 2025-STAY Mortgage Trust 2025-STAY
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000216959 | MCR 2024-TWA Mortgage Trust 2024-TWA
Holdings [Line Items]
Percent of Net Asset Value	0.65%
C000216959 | FREMF 2019-KL05 Mortgage Trust 2019-KL05
Holdings [Line Items]
Percent of Net Asset Value	0.64%
C000216959 | RCO X Mortgage LLC 2026-1 2026-1
Holdings [Line Items]
Percent of Net Asset Value	0.61%
C000216959 | Residential Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000216959 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	26.65%
C000216959 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	25.23%
C000216959 | Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000216959 | Government Bonds
Holdings [Line Items]
Percent of Net Asset Value	9.49%
C000216959 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	2.39%
C000216959 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.32%
C000216959 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.21%
C000216959 | Convertible Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.11%
C000216959 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000216959 | AssetType: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(3.61%)
C000216960 | U.S. Treasury Note 3.88 08/15/2034
Holdings [Line Items]
Percent of Net Asset Value	6.08%
C000216960 | U.S. Treasury Note 4.62 02/15/2035
Holdings [Line Items]
Percent of Net Asset Value	2.56%
C000216960 | RCO X Mortgage LLC 2025-5 2025-5
Holdings [Line Items]
Percent of Net Asset Value	1.03%
C000216960 | U.S. Treasury Bond 4.25 05/15/2035
Holdings [Line Items]
Percent of Net Asset Value	0.85%
C000216960 | RCO IX Mortgage LLC 2025-4 2025-4
Holdings [Line Items]
Percent of Net Asset Value	0.84%
C000216960 | Center Street Lending Resi-Investor ABS Mortgage Trust 2026-RTL1 2026-RTL1
Holdings [Line Items]
Percent of Net Asset Value	0.81%
C000216960 | INTOWN 2025-STAY Mortgage Trust 2025-STAY
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000216960 | MCR 2024-TWA Mortgage Trust 2024-TWA
Holdings [Line Items]
Percent of Net Asset Value	0.65%
C000216960 | FREMF 2019-KL05 Mortgage Trust 2019-KL05
Holdings [Line Items]
Percent of Net Asset Value	0.64%
C000216960 | RCO X Mortgage LLC 2026-1 2026-1
Holdings [Line Items]
Percent of Net Asset Value	0.61%
C000216960 | Residential Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000216960 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	26.65%
C000216960 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	25.23%
C000216960 | Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000216960 | Government Bonds
Holdings [Line Items]
Percent of Net Asset Value	9.49%
C000216960 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	2.39%
C000216960 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.32%
C000216960 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.21%
C000216960 | Convertible Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.11%
C000216960 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000216960 | AssetType: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(3.61%)